Segmented Information	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Segmented Information
17.	Segmented information

Operating Segments

At August 31, 2019 the Company’s operations comprise of a single reporting operating segment engaged in mineral exploration in Tanzania. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and therefore does not meet the definition of an operating segment as defined in IFRS 8 ‘Operating Segments’. As the operations comprise a single reporting segment, amounts disclosed in the consolidated financial statements also represent operating segment amounts.

An operating segment is defined as a component of the Company:

● that engages in business activities from which it may earn revenues and incur expenses;

● whose operating results are reviewed regularly by the entity’s chief operating decision maker; and

● for which discrete financial information is available.

Geographic Segments

The Company is in the business of mineral exploration and production in the country of Tanzania. Information concerning the Company’s geographic locations is as follows:

	As at August 31, 2019	As at August 31, 2018
Identifiable assets
Canada	$3,567,316	$373,960
Tanzania	34,551,609	52,861,180
	$38,118,925	$53,235,140
Non-current assets
Canada	$14,731	$9,757
Tanzania	33,968,878	51,903,076
	$33,983,609	$51,912,833